Brian H. Lawrence Vice President, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704-617-8834 brian.lawrence@nuveen.com

May 1, 2025

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of the Prospectus and the Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on April 30, 2025.

Please contact the undersigned at (704) 617-8834 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Brian H. Lawrence

Brian H. Lawrence